Investment Portfolioas of March 31, 2024 (Unaudited)
DWS High Income VIP
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 90.1%
Communication Services 13.3%
Altice Financing SA:
REG S, 2.25%, 1/15/2025	EUR	100,000	102,599
REG S, 4.25%, 8/15/2029	EUR	105,000	91,872
Altice France SA, 144A, 5.5%, 1/15/2028		200,000	142,049
CCO Holdings LLC:
144A, 5.125%, 5/1/2027		590,000	562,135
144A, 5.375%, 6/1/2029		550,000	503,496
Clear Channel Outdoor Holdings, Inc.:
144A, 7.5%, 6/1/2029		35,000	28,946
144A, 7.75%, 4/15/2028		120,000	105,096
CSC Holdings LLC:
144A, 4.125%, 12/1/2030		400,000	286,020
144A, 5.0%, 11/15/2031		280,000	141,549
144A, 6.5%, 2/1/2029		200,000	169,462
DirecTV Financing LLC:
144A, 5.875%, 8/15/2027		67,000	63,384
144A, 8.875%, 2/1/2030		60,000	59,855
DISH DBS Corp., 144A, 5.75%, 12/1/2028		180,000	123,706
Frontier Communications Holdings LLC:
144A, 5.0%, 5/1/2028		150,000	139,232
5.875%, 11/1/2029		190,000	160,550
Gray Television, Inc., 144A, 7.0%, 5/15/2027		110,000	102,303
iHeartCommunications, Inc., 144A, 5.25%, 8/15/2027		75,000	54,585
Iliad Holding SASU, 144A, 6.5%, 10/15/2026		200,000	198,127
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027		189,000	177,380
Newfold Digital Holdings Group, Inc.:
144A, 6.0%, 2/15/2029		15,000	11,751
144A, 11.75%, 10/15/2028		20,000	21,648
Nexstar Media, Inc., 144A, 4.75%, 11/1/2028		125,000	113,896
Outfront Media Capital LLC, 144A, 5.0%, 8/15/2027		55,000	52,935
Sirius XM Radio, Inc., 144A, 3.125%, 9/1/2026		345,000	323,170
TEGNA, Inc., 4.625%, 3/15/2028		210,000	192,078
Telecom Italia Capital SA, 6.375%, 11/15/2033		305,000	288,550
Telenet Finance Luxembourg Notes Sarl, 144A, 5.5%, 3/1/2028		200,000	187,908
Videotron Ltd.:
3.125%, 1/15/2031	CAD	155,000	100,233
144A, 3.625%, 6/15/2029 (b)		240,000	216,933
Virgin Media Finance PLC, 144A, 5.0%, 7/15/2030		200,000	169,232
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		345,000	318,976
Vodafone Group PLC, 7.0%, 4/4/2079		265,000	273,345
Windstream Escrow LLC, 144A, 7.75%, 8/15/2028		50,000	46,278
Zayo Group Holdings, Inc., 144A, 4.0%, 3/1/2027		60,000	49,389
Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	200,000	183,842
			5,762,510
Consumer Discretionary 13.9%
Adient Global Holdings Ltd., 144A, 8.25%, 4/15/2031		38,000	40,099

Affinity Interactive, 144A, 6.875%, 12/15/2027		160,000	149,502
American Axle & Manufacturing, Inc., 5.0%, 10/1/2029		155,000	139,603
Avis Budget Car Rental LLC, 144A, 5.375%, 3/1/2029 (b)		100,000	93,199
Bath & Body Works, Inc., 7.5%, 6/15/2029		20,000	20,727
Benteler International AG, REG S, 9.375%, 5/15/2028	EUR	100,000	115,912
Boyd Gaming Corp., 144A, 4.75%, 6/15/2031		90,000	82,705
Caesars Entertainment, Inc.:
144A, 4.625%, 10/15/2029		120,000	109,425
144A, 6.5%, 2/15/2032		175,000	176,541
Camelot Return Merger Sub, Inc., 144A, 8.75%, 8/1/2028		25,000	25,681
Carnival Corp.:
144A, 5.75%, 3/1/2027		330,000	326,613
144A, 6.0%, 5/1/2029		160,000	157,874
144A, 7.0%, 8/15/2029		20,000	20,860
Carvana Co., 144A, 12.0%, 12/1/2028, PIK		95,000	92,885
Champions Financing, Inc., 144A, 8.75%, 2/15/2029		50,000	52,382
Cinemark USA, Inc., 144A, 5.875%, 3/15/2026		55,000	54,302
Clarios Global LP:
144A, 4.375%, 5/15/2026	EUR	100,000	107,057
REG S, 4.375%, 5/15/2026	EUR	200,000	214,115
Cornerstone Building Brands, Inc., 144A, 6.125%, 1/15/2029		35,000	31,197
Crocs, Inc., 144A, 4.125%, 8/15/2031		155,000	134,297
Dana, Inc., 4.25%, 9/1/2030		240,000	212,073
Fertitta Entertainment LLC, 144A, 6.75%, 1/15/2030		45,000	40,406
Ford Motor Credit Co. LLC, 5.125%, 6/16/2025		30,000	29,732
Goodyear Tire & Rubber Co., 5.0%, 5/31/2026		100,000	97,875
Hilton Grand Vacations Borrower Escrow LLC, 144A, 6.625%, 1/15/2032		60,000	60,242
IHO Verwaltungs GmbH, REG S, 8.75%, 5/15/2028, 8.75% Cash or 9.5% PIK	EUR	110,000	128,464
Jaguar Land Rover Automotive PLC:
144A, 4.5%, 10/1/2027		200,000	189,090
144A, 5.875%, 1/15/2028 (b)		200,000	196,832
144A, 7.75%, 10/15/2025		200,000	202,128
Macy's Retail Holdings LLC:
4.5%, 12/15/2034		45,000	39,621
144A, 5.875%, 3/15/2030		26,000	25,273
Marriott Ownership Resorts, Inc., 144A, 4.5%, 6/15/2029		85,000	77,754
Melco Resorts Finance Ltd., 144A, 5.375%, 12/4/2029		200,000	182,430
Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029		100,000	92,596
NCL Corp. Ltd.:
144A, 5.875%, 3/15/2026		130,000	128,330
144A, 8.125%, 1/15/2029		60,000	63,491
Newell Brands, Inc., 5.7%, 4/1/2026		160,000	157,148
Penn Entertainment, Inc., 144A, 4.125%, 7/1/2029		15,000	12,899
PetSmart, Inc., 144A, 7.75%, 2/15/2029		250,000	243,386
Phinia, Inc., 144A, 6.75%, 4/15/2029 (c)		45,000	45,434
QVC, Inc., 4.45%, 2/15/2025		50,000	48,438
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026		170,000	163,526
Royal Caribbean Cruises Ltd.:
144A, 4.25%, 7/1/2026		75,000	72,378
144A, 6.25%, 3/15/2032		155,000	156,234
SRS Distribution, Inc., 144A, 6.0%, 12/1/2029		100,000	102,151
Staples, Inc.:
144A, 7.5%, 4/15/2026		95,000	92,717
144A, 10.75%, 4/15/2027		55,000	52,280
Tenneco, Inc., 144A, 8.0%, 11/17/2028		90,000	82,119
Travel & Leisure Co., 144A, 6.625%, 7/31/2026		340,000	342,379
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		115,000	112,828
Windsor Holdings III LLC, 144A, 8.5%, 6/15/2030		60,000	62,911

Wynn Macau Ltd., 144A, 5.125%, 12/15/2029		200,000	182,640
Wynn Resorts Finance LLC, 144A, 5.125%, 10/1/2029		35,000	33,157
ZF North America Capital, Inc., 144A, 7.125%, 4/14/2030		150,000	158,058
			6,031,996
Consumer Staples 0.6%
Albertsons Companies, Inc.:
144A, 3.25%, 3/15/2026		75,000	71,522
144A, 3.5%, 3/15/2029		100,000	89,758
Energizer Gamma Acquisition BV, REG S, 3.5%, 6/30/2029	EUR	100,000	95,797
Fiesta Purchaser, Inc., 144A, 7.875%, 3/1/2031		20,000	20,654
			277,731
Energy 18.7%
Antero Midstream Partners LP:
144A, 5.375%, 6/15/2029		180,000	173,099
144A, 5.75%, 1/15/2028		90,000	88,614
144A, 6.625%, 2/1/2032		90,000	90,393
Antero Resources Corp., 144A, 5.375%, 3/1/2030		375,000	360,143
Archrock Partners LP, 144A, 6.875%, 4/1/2027		110,000	110,334
Ascent Resources Utica Holdings LLC:
144A, 5.875%, 6/30/2029		55,000	52,439
144A, 8.25%, 12/31/2028		150,000	154,093
Baytex Energy Corp., 144A, 8.5%, 4/30/2030		105,000	109,640
Buckeye Partners LP, 144A, 4.5%, 3/1/2028		80,000	76,001
Callon Petroleum Co., 144A, 7.5%, 6/15/2030		80,000	84,600
Calumet Specialty Products Partners LP, 144A, 8.125%, 1/15/2027		105,000	102,370
Chesapeake Energy Corp.:
144A, 5.875%, 2/1/2029		75,000	74,384
144A, 6.75%, 4/15/2029		60,000	60,643
Chord Energy Corp., 144A, 6.375%, 6/1/2026		40,000	40,167
Civitas Resources, Inc.:
144A, 8.375%, 7/1/2028		130,000	136,852
144A, 8.625%, 11/1/2030		40,000	42,951
144A, 8.75%, 7/1/2031		185,000	197,961
CNX Resources Corp.:
144A, 6.0%, 1/15/2029		80,000	78,327
144A, 7.25%, 3/1/2032		20,000	20,328
144A, 7.375%, 1/15/2031		70,000	71,290
Comstock Resources, Inc., 144A, 5.875%, 1/15/2030		30,000	27,168
DT Midstream, Inc.:
144A, 4.125%, 6/15/2029		155,000	142,496
144A, 4.375%, 6/15/2031		30,000	27,169
Endeavor Energy Resources LP, 144A, 5.75%, 1/30/2028		35,000	35,284
EQM Midstream Partners LP:
144A, 4.5%, 1/15/2029		25,000	23,441
144A, 4.75%, 1/15/2031		105,000	97,645
144A, 6.375%, 4/1/2029		20,000	20,147
144A, 6.5%, 7/1/2027		80,000	80,707
Genesis Energy LP:
7.75%, 2/1/2028		75,000	75,386
8.875%, 4/15/2030		170,000	177,948
Global Partners LP:
7.0%, 8/1/2027		65,000	65,037
144A, 8.25%, 1/15/2032		60,000	62,223
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028		110,000	111,532

Hess Midstream Operations LP:
144A, 4.25%, 2/15/2030	110,000	101,080
144A, 5.125%, 6/15/2028	75,000	72,575
Hilcorp Energy I LP, 144A, 5.75%, 2/1/2029	55,000	53,572
Howard Midstream Energy Partners LLC:
144A, 6.75%, 1/15/2027	40,000	39,909
144A, 8.875%, 7/15/2028	85,000	89,693
Kinetik Holdings LP, 144A, 5.875%, 6/15/2030	289,000	282,678
Kodiak Gas Services LLC, 144A, 7.25%, 2/15/2029	70,000	71,301
Matador Resources Co.:
144A, 6.5%, 4/15/2032 (c)	20,000	20,024
144A, 6.875%, 4/15/2028	40,000	40,923
Moss Creek Resources Holdings, Inc., 144A, 10.5%, 5/15/2027	60,000	61,854
Murphy Oil U.S.A., Inc., 4.75%, 9/15/2029	55,000	52,163
Nabors Industries, Inc., 144A, 7.375%, 5/15/2027	150,000	149,724
New Fortress Energy, Inc.:
144A, 6.5%, 9/30/2026	120,000	115,541
144A, 6.75%, 9/15/2025	43,000	42,707
NGL Energy Operating LLC, 144A, 8.125%, 2/15/2029	120,000	122,902
Northern Oil & Gas, Inc., 144A, 8.75%, 6/15/2031	40,000	42,238
NuStar Logistics LP, 6.375%, 10/1/2030	120,000	120,776
PBF Holding Co. LLC, 144A, 7.875%, 9/15/2030	95,000	98,540
PDC Energy, Inc., 5.75%, 5/15/2026	105,000	104,824
Permian Resources Operating LLC:
144A, 5.875%, 7/1/2029	20,000	19,667
144A, 7.0%, 1/15/2032	100,000	103,741
Precision Drilling Corp., 144A, 6.875%, 1/15/2029	30,000	29,944
Range Resources Corp., 8.25%, 1/15/2029	280,000	291,257
Rockcliff Energy II LLC, 144A, 5.5%, 10/15/2029	30,000	28,075
Seadrill Finance Ltd., 144A, 8.375%, 8/1/2030	200,000	209,838
Sitio Royalties Operating Partnership LP, 144A, 7.875%, 11/1/2028	30,000	31,029
SM Energy Co.:
5.625%, 6/1/2025	85,000	84,596
6.5%, 7/15/2028	80,000	80,343
Southwestern Energy Co.:
4.75%, 2/1/2032	275,000	253,153
8.375%, 9/15/2028	50,000	51,853
Tallgrass Energy Partners LP:
144A, 6.0%, 3/1/2027	50,000	49,221
144A, 7.375%, 2/15/2029	105,000	105,628
Talos Production, Inc., 144A, 9.0%, 2/1/2029	80,000	84,957
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028	85,000	87,244
Transocean Poseidon Ltd., 144A, 6.875%, 2/1/2027	138,375	138,534
Transocean Titan Financing Ltd., 144A, 8.375%, 2/1/2028	90,000	93,664
Transocean, Inc.:
144A, 7.5%, 1/15/2026	160,000	158,998
144A, 8.75%, 2/15/2030	99,000	103,225
USA Compression Partners LP:
6.875%, 4/1/2026	142,000	141,837
144A, 7.125%, 3/15/2029	85,000	86,059
Venture Global Calcasieu Pass LLC:
144A, 3.875%, 11/1/2033	180,000	152,928
144A, 4.125%, 8/15/2031	30,000	26,676
144A, 6.25%, 1/15/2030	50,000	50,303

Venture Global LNG, Inc.:
144A, 8.125%, 6/1/2028		90,000	91,817
144A, 8.375%, 6/1/2031		110,000	113,440
144A, 9.5%, 2/1/2029		105,000	113,176
144A, 9.875%, 2/1/2032		150,000	161,662
Vital Energy, Inc.:
144A, 7.75%, 7/31/2029		30,000	30,248
144A, 7.875%, 4/15/2032		50,000	50,793
9.75%, 10/15/2030		80,000	87,484
Weatherford International Ltd., 144A, 8.625%, 4/30/2030		272,000	283,960
			8,149,186
Financials 4.2%
Ally Financial, Inc., 6.7%, 2/14/2033		75,000	75,773
Boost Newco Borrower LLC, 144A, 7.5%, 1/15/2031		200,000	209,363
FirstCash, Inc., 144A, 4.625%, 9/1/2028		150,000	141,182
Freedom Mortgage Corp., 144A, 6.625%, 1/15/2027		160,000	155,244
Icahn Enterprises LP, 5.25%, 5/15/2027		255,000	230,454
Intesa Sanpaolo SpA, 144A, 4.198%, 6/1/2032		200,000	167,209
Ladder Capital Finance Holdings LLLP, 144A, 4.75%, 6/15/2029		60,000	54,542
Macquarie Airfinance Holdings Ltd., 144A, 8.375%, 5/1/2028		50,000	52,998
Navient Corp., 5.0%, 3/15/2027		135,000	129,336
NCR Atleos Corp., 144A, 9.5%, 4/1/2029		80,000	85,569
Panther Escrow Issuer LLC, 144A, 7.125%, 6/1/2031 (c)		50,000	50,835
PennyMac Financial Services, Inc., 144A, 4.25%, 2/15/2029		95,000	86,669
SLM Corp., 3.125%, 11/2/2026		135,000	125,382
Starwood Property Trust, Inc., 144A, 7.25%, 4/1/2029		50,000	50,398
UniCredit SpA, 144A, 5.861%, 6/19/2032		200,000	195,300
			1,810,254
Health Care 6.1%
1375209 BC Ltd., 144A, 9.0%, 1/30/2028		125,000	122,500
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029		25,000	23,755
Avantor Funding, Inc., 144A, 4.625%, 7/15/2028		80,000	75,809
Bausch Health Companies, Inc.:
144A, 5.5%, 11/1/2025		51,000	48,139
144A, 6.125%, 2/1/2027		250,000	155,772
Catalent Pharma Solutions, Inc.:
REG S, 2.375%, 3/1/2028	EUR	100,000	102,344
144A, 5.0%, 7/15/2027		50,000	49,236
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029		65,000	59,322
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031		115,000	88,751
144A, 5.25%, 5/15/2030		90,000	73,387
144A, 5.625%, 3/15/2027 (b)		220,000	202,488
144A, 6.0%, 1/15/2029		35,000	30,576
144A, 6.125%, 4/1/2030		50,000	36,056
Encompass Health Corp., 4.625%, 4/1/2031		55,000	50,006
Fortrea Holdings, Inc., 144A, 7.5%, 7/1/2030		105,000	108,390
Heartland Dental LLC, 144A, 10.5%, 4/30/2028		25,000	26,563
Legacy LifePoint Health LLC, 144A, 4.375%, 2/15/2027		75,000	71,469
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029		115,000	94,754
Medline Borrower LP:
144A, 5.25%, 10/1/2029		65,000	61,436
144A, 6.25%, 4/1/2029		20,000	20,090
Molina Healthcare, Inc., 144A, 3.875%, 11/15/2030		100,000	88,907
Organon & Co., 144A, 5.125%, 4/30/2031		200,000	177,821
Star Parent, Inc., 144A, 9.0%, 10/1/2030		85,000	89,956

Surgery Center Holdings, Inc., 144A, 7.25%, 4/15/2032 (c)		40,000	40,311
Tenet Healthcare Corp., 6.875%, 11/15/2031		340,000	355,061
Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/2030	EUR	400,000	414,709
			2,667,608
Industrials 10.8%
AAR Escrow Issuer LLC, 144A, 6.75%, 3/15/2029		30,000	30,231
ADT Security Corp., 144A, 4.875%, 7/15/2032		50,000	45,258
Allied Universal Holdco LLC:
144A, 4.625%, 6/1/2028		200,000	182,634
144A, 6.0%, 6/1/2029		200,000	172,085
American Airlines, Inc.:
144A, 5.5%, 4/20/2026		206,250	204,845
144A, 5.75%, 4/20/2029		135,000	132,699
144A, 7.25%, 2/15/2028		90,000	91,398
AMN Healthcare, Inc., 144A, 4.625%, 10/1/2027		165,000	156,715
Artera Services LLC, 144A, 8.5%, 2/15/2031		50,000	51,262
ASGN, Inc., 144A, 4.625%, 5/15/2028		65,000	61,144
ATS Corp., 144A, 4.125%, 12/15/2028		30,000	27,498
Bombardier, Inc.:
144A, 6.0%, 2/15/2028		45,000	44,265
144A, 7.125%, 6/15/2026		35,000	35,504
144A, 7.5%, 2/1/2029		265,000	272,879
Brand Industrial Services, Inc., 144A, 10.375%, 8/1/2030		90,000	97,440
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/2028		45,000	40,695
Chart Industries, Inc., 144A, 7.5%, 1/1/2030		40,000	41,538
Clean Harbors, Inc., 144A, 6.375%, 2/1/2031		110,000	110,808
EMRLD Borrower LP, REG S, 6.375%, 12/15/2030	EUR	150,000	169,886
Enviri Corp., 144A, 5.75%, 7/31/2027		65,000	61,203
EquipmentShare.com, Inc., 144A, 9.0%, 5/15/2028		80,000	82,399
Fortress Transportation & Infrastructure Investors LLC, 144A, 6.5%, 10/1/2025		80,000	79,880
Garda World Security Corp., 144A, 9.5%, 11/1/2027		90,000	90,217
GFL Environmental, Inc.:
144A, 4.0%, 8/1/2028		250,000	230,420
144A, 5.125%, 12/15/2026		50,000	49,126
144A, 6.75%, 1/15/2031		50,000	51,241
GN Bondco LLC, 144A, 9.5%, 10/15/2031		25,000	24,955
Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026		45,000	42,230
Hertz Corp.:
144A, 4.625%, 12/1/2026		160,000	145,206
144A, 5.0%, 12/1/2029		30,000	23,183
Husky Injection Molding Systems Ltd., 144A, 9.0%, 2/15/2029		65,000	67,218
International Consolidated Airlines Group SA, REG S, 3.75%, 3/25/2029	EUR	100,000	106,217
Madison IAQ LLC, 144A, 5.875%, 6/30/2029		80,000	73,190
Masonite International Corp., 144A, 5.375%, 2/1/2028		19,000	19,025
Moog, Inc., 144A, 4.25%, 12/15/2027		160,000	150,598
NESCO Holdings II, Inc., 144A, 5.5%, 4/15/2029		95,000	89,880
Prime Security Services Borrower LLC:
144A, 3.375%, 8/31/2027		65,000	59,704
144A, 6.25%, 1/15/2028		180,000	176,324
Roller Bearing Company of America, Inc., 144A, 4.375%, 10/15/2029		80,000	73,250
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		155,000	141,050
Spirit AeroSystems, Inc., 144A, 9.375%, 11/30/2029		90,000	98,171
TK Elevator Holdco GmbH, REG S, 6.625%, 7/15/2028	EUR	180,000	187,882
TransDigm, Inc.:
4.625%, 1/15/2029		140,000	129,921
5.5%, 11/15/2027		115,000	112,557
144A, 6.375%, 3/1/2029		30,000	30,093

Triumph Group, Inc., 144A, 9.0%, 3/15/2028		76,000	80,122
United Airlines, Inc., 144A, 4.375%, 4/15/2026		160,000	154,678
United Rentals North America, Inc., 5.25%, 1/15/2030		80,000	78,033
			4,676,757
Information Technology 3.6%
Ahead DB Holdings LLC, 144A, 6.625%, 5/1/2028		40,000	36,200
AthenaHealth Group, Inc., 144A, 6.5%, 2/15/2030		90,000	82,316
Capstone Borrower, Inc., 144A, 8.0%, 6/15/2030		30,000	31,129
Cloud Software Group, Inc.:
144A, 6.5%, 3/31/2029		115,000	109,130
144A, 9.0%, 9/30/2029		240,000	230,188
McAfee Corp., 144A, 7.375%, 2/15/2030		165,000	151,313
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029		135,000	127,652
Open Text Corp., 144A, 3.875%, 2/15/2028		105,000	97,239
Playtika Holding Corp., 144A, 4.25%, 3/15/2029		110,000	95,228
Presidio Holdings, Inc., 144A, 8.25%, 2/1/2028		120,000	119,676
UKG, Inc., 144A, 6.875%, 2/1/2031		95,000	96,779
ViaSat, Inc., 144A, 5.625%, 9/15/2025		136,000	132,574
Western Digital Corp., 3.1%, 2/1/2032		218,000	175,532
Xerox Holdings Corp., 144A, 8.875%, 11/30/2029		85,000	86,595
			1,571,551
Materials 11.5%
Ardagh Packaging Finance PLC, 144A, 5.25%, 8/15/2027		200,000	126,000
Ashland, Inc., 144A, 3.375%, 9/1/2031		15,000	12,691
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/2029		150,000	134,230
Calderys Financing LLC, 144A, 11.25%, 6/1/2028		40,000	43,032
Chemours Co., 4.0%, 5/15/2026	EUR	365,000	376,493
Clearwater Paper Corp., 144A, 4.75%, 8/15/2028		155,000	143,753
Cleveland-Cliffs, Inc.:
144A, 4.875%, 3/1/2031		46,000	41,675
144A, 6.75%, 4/15/2030		160,000	160,465
Clydesdale Acquisition Holdings, Inc., 144A, 8.75%, 4/15/2030		130,000	127,730
Consolidated Energy Finance SA, 144A, 5.625%, 10/15/2028		150,000	125,886
Constellium SE, 144A, 3.75%, 4/15/2029 (b)		250,000	224,924
First Quantum Minerals Ltd., 144A, 6.875%, 10/15/2027		300,000	287,630
FMG Resources August 2006 Pty Ltd., 144A, 4.375%, 4/1/2031		325,000	290,376
Hudbay Minerals, Inc.:
144A, 4.5%, 4/1/2026		190,000	184,041
144A, 6.125%, 4/1/2029		100,000	98,851
IAMGOLD Corp., 144A, 5.75%, 10/15/2028		60,000	55,055
LABL, Inc.:
144A, 8.25%, 11/1/2029		90,000	76,803
144A, 9.5%, 11/1/2028		20,000	20,231
144A, 10.5%, 7/15/2027		55,000	54,536
LSF11 A5 HoldCo LLC, 144A, 6.625%, 10/15/2029		40,000	36,018
Mauser Packaging Solutions Holding Co.:
144A, 7.875%, 8/15/2026		155,000	157,906
144A, 9.25%, 4/15/2027		45,000	44,642
Methanex Corp., 5.25%, 12/15/2029		60,000	57,406
Mineral Resources Ltd., 144A, 9.25%, 10/1/2028		80,000	84,256
NOVA Chemicals Corp.:
144A, 4.25%, 5/15/2029		55,000	47,104
144A, 8.5%, 11/15/2028		120,000	127,724
Novelis Corp.:
144A, 3.25%, 11/15/2026		195,000	181,697
144A, 4.75%, 1/30/2030		145,000	133,780

Olin Corp., 5.0%, 2/1/2030		370,000	351,130
Olympus Water U.S. Holding Corp., REG S, 9.625%, 11/15/2028	EUR	200,000	231,100
Rayonier AM Products, Inc., 144A, 7.625%, 1/15/2026		25,000	22,938
SCIH Salt Holdings, Inc., 144A, 6.625%, 5/1/2029		50,000	46,293
SCIL IV LLC, 144A, 5.375%, 11/1/2026		200,000	194,106
Sealed Air Corp., 144A, 7.25%, 2/15/2031		180,000	187,144
SK Invictus Intermediate II Sarl, 144A, 5.0%, 10/30/2029		155,000	138,162
Summit Materials LLC, 144A, 5.25%, 1/15/2029		54,000	52,620
Taseko Mines Ltd., 144A, 7.0%, 2/15/2026		85,000	85,348
Trident TPI Holdings, Inc., 144A, 12.75%, 12/31/2028		20,000	21,339
Tronox, Inc., 144A, 4.625%, 3/15/2029		110,000	98,663
Vibrantz Technologies, Inc., 144A, 9.0%, 2/15/2030		55,000	50,792
WR Grace Holdings LLC, 144A, 7.375%, 3/1/2031		85,000	86,068
			5,020,638
Real Estate 2.5%
CTR Partnership LP, 144A, (REIT), 3.875%, 6/30/2028		110,000	101,872
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2027		235,000	227,208
144A, (REIT), 5.0%, 7/15/2028		75,000	71,751
144A, (REIT), 5.25%, 3/15/2028		145,000	140,291
MPT Operating Partnership LP:
(REIT), 3.325%, 3/24/2025	EUR	100,000	101,141
(REIT), 4.625%, 8/1/2029		140,000	107,446
Park Intermediate Holdings LLC, 144A, (REIT), 4.875%, 5/15/2029		30,000	27,898
RHP Hotel Properties LP, 144A, (REIT), 6.5%, 4/1/2032		65,000	65,219
SBA Communications Corp., (REIT), 3.125%, 2/1/2029		135,000	119,138
Uniti Group LP:
144A, (REIT), 4.75%, 4/15/2028		105,000	91,678
144A, (REIT), 6.0%, 1/15/2030		40,000	29,825
			1,083,467
Utilities 4.9%
AmeriGas Partners LP:
5.5%, 5/20/2025		205,000	205,081
5.75%, 5/20/2027		110,000	107,444
Calpine Corp., 144A, 4.5%, 2/15/2028		200,000	189,695
Clearway Energy Operating LLC, 144A, 4.75%, 3/15/2028		115,000	109,312
Edison International, 8.125%, 6/15/2053		55,000	56,881
Electricite de France SA, REG S, 3.375%, Perpetual	EUR	200,000	188,238
Ferrellgas LP, 144A, 5.875%, 4/1/2029		100,000	95,231
NextEra Energy Operating Partners LP, 144A, 7.25%, 1/15/2029		75,000	76,737
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031		145,000	125,129
144A, 3.875%, 2/15/2032		175,000	149,964
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028		90,000	83,893
Talen Energy Supply LLC, 144A, 8.625%, 6/1/2030		70,000	74,855
TransAlta Corp., 7.75%, 11/15/2029		85,000	88,356
Vistra Corp., 144A, 7.0%, Perpetual		110,000	108,916
Vistra Operations Co. LLC:
144A, 4.375%, 5/1/2029		135,000	125,062
144A, 7.75%, 10/15/2031		315,000	329,893
			2,114,687
Total Corporate Bonds (Cost $39,437,042)			39,166,385

Loan Participations and Assignments 0.2%
Senior Loans (d)
Athenahealth Group, Inc., Term Loan B, 30-day average SOFR + 3.25%, 8.58%, 2/15/2029	65,691	65,235
Naked Juice LLC, Term Loan, 90-day average SOFR + 3.25%, 8.659%, 1/24/2029	22,598	21,193
Total Loan Participations and Assignments (Cost $86,180)		86,428

	Shares	Value ($)

Exchange-Traded Funds 4.6%
iShares Broad USD High Yield Corporate Bond ETF	30,000	1,097,700
SPDR Blackstone Senior Loan ETF	10,000	421,100
SPDR Bloomberg High Yield Bond ETF	5,000	476,000
Total Exchange-Traded Funds (Cost $1,989,100)		1,994,800

Common Stocks 0.0%
Industrials
Quad Graphics, Inc. (Cost $0)	287	1,524

Warrants 0.1%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (e) (Cost $244,286)	1,100	59,324

Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (f) (g) (Cost $467,278)	467,278	467,278

Cash Equivalents 2.5%
DWS Central Cash Management Government Fund, 5.36% (f) (Cost $1,091,506)	1,091,506	1,091,506

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $43,315,392)	98.6	42,867,245
Other Assets and Liabilities, Net	1.4	599,795
Net Assets	100.0	43,467,040
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2024	Value ($) at 3/31/2024
Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (f) (g)
252,595	214,683 (h)	—	—	—	530	—	467,278	467,278
Cash Equivalents 2.5%
DWS Central Cash Management Government Fund, 5.36% (f)
1,219,535	5,347,436	5,475,465	—	—	19,324	—	1,091,506	1,091,506
1,472,130	5,562,119	5,475,465	—	—	19,854	—	1,558,784	1,558,784

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.

(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2024 amounted to $452,626, which is 1.0% of net assets.

(c)	When-issued security.
(d)
Variable or floating rate security. These securities are shown at their current rate as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(e)	Investment was valued using significant unobservable inputs.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Perpetual: Callable security with no stated maturity date.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt

At March 31, 2024, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	2,791,282	USD	3,029,802	4/30/2024	14,808	State Street Bank and Trust

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
CAD	148,298	USD	109,308	4/30/2024	(222)	State Street Bank and Trust
Currency Abbreviation(s)

CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$39,166,385	$—	$39,166,385
Loan Participations and Assignments	—	86,428	—	86,428
Exchange-Traded Funds	1,994,800	—	—	1,994,800
Common Stocks	1,524	—	—	1,524
Warrants	—	—	59,324	59,324
Short-Term Investments (a)	1,558,784	—	—	1,558,784
Derivatives (b)
Forward Foreign Currency Contracts	—	14,808	—	14,808
Total	$3,555,108	$39,267,621	$59,324	$42,882,053

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(222)	$—	$(222)
Total	$—	$(222)	$—	$(222)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2024 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts
Foreign Exchange Contracts	$14,586
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2HI-PH1
R-080548-2 (1/25)